Summary of Significant Accounting Policies (Details) - USD ($)			4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 07, 2021	Mar. 01, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 26, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Acquired outstanding interests	100.00%
Description restricted cash				The Company maintains escrow accounts under the terms of the Assai Energy 3.75% Senior Secured Notes and the Assai Energy 4.47% Senior Secured Notes — See Note 10.
Allowance for doubtful accounts			$ 132,920	$ 132,920				$ 132,920	$ 0
Depreciation expense				881,000	$ 17,100			37,000	400
Recognized of goodwill								2,754,438
Cost of loan acquisition fees			$ 290,570	4,711,270				$ 290,570	$ 0
Debt issuance costs				149,190
Capitalized additional construction				135,239
Progress expensed.				$ 13,951
Common stock subject to possible redemption (in Shares)			32,529,998	35,000,000				32,529,998	2,350,000	120,002
Number of segments								2
Debt issuance costs, description								Future amortization is expected to be $72,642 for the years ending December 31, 2021 through December 31, 2023 and $72,644 for the year ended December 31, 2024.
Big Run Power Producers, LLC, [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost of purchased, percentage				100.00%				100.00%
Gulf Coast Environmental Systems, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cost of purchased, percentage				72.20%				72.20%
Rice Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants to purchase shares (in Shares)				18,633,500
Deferred tax assets			$ 618,000	$ 1,932,000				$ 618,000
Investment per unit (in Dollars per share)			$ 1					$ 1
Federal depository insurance coverage			$ 250,000
Fair value of warrant liability			19,700,000					$ 19,700,000
Other compensation expense			1,700,000
Warrant financing costs			787,000
Other general and administration expenses			291,000
Franchise taxes			33,000
Noncontrolling interest, net			865,000
Net loss of weighted average			$ 21,600,000
Common stock warrants issued (in Shares)			18,633,500
Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue				36.00%	42.00%			41.00%	43.00%
Sales Proceeds				$ 58,500,000
Gain on the extinguishment of debt				61,411,000
Ordinary gain on sale of assets				1,347,000
Net gain (loss)				$ 67,341,000	$ 6,262,000			$ (38,445)	$ (15,245)	$ (38,439)
Description of Other Long-Term Liabilities				Other long-term liabilities are recognized in the consolidated financial statements as obligations of the Company that are due more than one year in the future. Based on a contractual obligation under its Mavrix LLC (Mavrix) operating agreement (as discussed in note 6), as of June 30, 2021 and December 31, 2020, the Company estimates an earn-out related to the performance of the Mavrix joint ventures payable in 2022 in the amount of $1,714 and $1,400, respectively. The maximum earnout under the operating agreement is $9,500.
Purchase price		$ 1,000
Transaction expenses		$ 57,500
Impairment net asset								25,293
Impairment charge								25,293	1,634	26,167
Other intangible asset, net									1,279
Property plant and equipment charge									355	5,635
Intangible assets					82,179,000					20,532
Operating agreement								9,500
Reported tax losses								605
Valuation allowance									504
Aria Energy LLC [Member] | LESPH [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net gain (loss)				$ 67,052,000	$ 6,224,000
Comprehensive Losses								$ (38,367)	$ (15,161)	$ (38,372)
Initial Public Offering [Member] | Rice Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock warrants issued (in Shares)			(11,862,500)
Private Placement [Member] | Rice Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment per unit (in Dollars per share)			$ 2.3					$ 2.3			$ 1.24
Common stock warrants issued (in Shares)			(6,771,000)
Forecast [Member] | Aria Energy LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization expense						$ 391	$ 993
Joint ventures payable						$ 1,400
Class A Common Stock [Member] | Rice Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)			18,351,762					18,351,762
Aggregate purchase shares (in Shares)			18,351,762
Investments held in the trust account			$ 32,000
Franchise taxes			$ 32,000